INCOME TAX - Schedule of income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current tax:
current year	$ 15,161	$ 7,866	$ 11,926
(over) under provision of tax in prior years	103	(390)	(893)
Deferred tax (Note 10.2)	(2,095)	4,368	(3,183)
Income tax expense for the year	$ 13,169	$ 11,844	$ 7,850